MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES [Text Block]

4.     MARKETABLE SECURITIES

During the year ended December 31, 2021, the Company sold 1,942,795 common shares and as of December 31, 2021 held nil (2020 - 1,942,795) shares of Grande Portage Resources Ltd.

As of December 31, 2020, the fair value of these shares was $641, resulting in an unrealized gain of $476 recognized in the consolidated statements of loss and comprehensive loss. During 2021, the aforementioned sale of all shares held for $830 resulted in a realized gain of $189 recognized in the consolidated statements of loss and comprehensive loss.